UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            November 14, 2006
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        67
                                           -----------

Form 13F Information Table Entry Value:      859,414
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                               TITLE
                                OF                     VALUE      SHRS OR     SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER              CLASS       CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
-----------------              -----       -----      --------    -------     ---  ----  ----------  --------    ----    ------ ----
Acadia Pharmaceuticals Inc.    COM         004225108    10,776    1,247,264   SH         SOLE                  1,247,264
Adeza Biomedical Corp.         COM         006864102     2,447      149,107   SH         SOLE                    149,107
Adolor Corp.                   COM         00724X102    19,017    1,371,092   SH         SOLE                  1,371,092
Allos Therapeutics Inc.        COM         019777101    19,974    5,298,238   SH         SOLE                  5,298,238
Altus Pharmaceuticals Inc.     COM         02216N105     3,695      231,401   SH         SOLE                    231,401
Amylin Pharmaceuticals Inc.    COM         032346108    78,445    1,780,016   SH         SOLE                  1,780,016
Anesiva Inc.                   COM         21872P501       426       62,800   SH         SOLE                     62,800
Anormed Inc.                   COM         035910108   119,056    9,411,500   SH         SOLE                  9,411,500
Aradigm Corp.                  COM         038505301       168      100,000   SH         SOLE                    100,000
Arena Pharmaceuticals Inc.     COM         040047102     3,658      305,329   SH         SOLE                    305,329
Array Biopharma Inc.           COM         04269X105     2,237      262,595   SH         SOLE                    262,595
Atherogenics Inc.              COM         047439104       659       50,036   SH         SOLE                     50,036
Autoimmune Inc.                COM         052776101        29       26,100   SH         SOLE                     26,100
Biocryst Pharmaceuticals Inc.  COM         09058V103    22,132    1,774,838   SH         SOLE                  1,774,838
Biomarin Pharmaceutical Inc.   COM         09061G101     4,407      309,671   SH         SOLE                    309,671
Cerus Corp.                    COM         157085101     4,128      743,802   SH         SOLE                    743,802
Coley Pharmaceutical Group
  Inc.                         COM         19388P106     6,261      548,266   SH         SOLE                    548,266
Columbia Labaratories Inc.     COM         197779101     3,124      902,761   SH         SOLE                    902,761
Cotherix Inc.                  COM         22163T103     2,205      312,300   SH         SOLE                    312,300
Critical Therapeutics Inc.     COM         22674T105       822      342,384   SH         SOLE                    342,384
Cubist Pharmaceuticals Inc.    COM         229678107     3,566      164,030   SH         SOLE                    164,030
Curis Inc.                     COM         231269101        37       26,800   SH         SOLE                     26,800
Cyclacel Pharmaceuticals       COM         23254L108     3,429      714,286   SH         SOLE                    714,286
Cyclacel Pharmaceuticals
  Pfd. Conv. Ex 6%             PFD CONV EX 23254L207       435       95,500   SH         SOLE                     95,500
Cytokinetics Inc.              COM         23282W100       632       98,300   SH         SOLE                     98,300
Genomic Health Inc.            COM         37244C101    19,018    1,315,202   SH         SOLE                  1,315,202
GTX Inc.                       COM         40052B108       137       14,800   SH         SOLE                     14,800
Halozyme Therapeutics Inc.     COM         40637H109     1,325      500,000   SH         SOLE                    500,000
Icagen Inc.                    COM         45104P104       105      113,825   SH         SOLE                    113,825
Idera Pharmaceuticals Inc.     COM         45168K108     9,318    2,272,725   SH         SOLE                  2,272,725
Incyte Corp.                   COM         45337C102    14,019    3,314,070   SH         SOLE                  3,314,070
Inhibitex Inc.                 COM         45719T103       102       66,430   SH         SOLE                     66,430
Intermune Inc.                 COM         45884X103     8,440      514,019   SH         SOLE                    514,019
Isis Pharmaceuticals Inc.      COM         464330109       135       18,859   SH         SOLE                     18,859
Ligand Pharmaceuticals Inc.    CL B        53220K207       385       38,357   SH         SOLE                     38,357
Medarex Inc.                   COM         583916101    10,540      980,434   SH         SOLE                    980,434
Medimmune Inc.                 COM         584699102     3,998      136,600   SH         SOLE                    136,600
Metabasis Therapeutics Inc.    COM         59101M105    13,593    2,418,735   SH         SOLE                  2,418,735
Monogram Biosciences Inc.      COM         60975U108        75       49,275   SH         SOLE                     49,275
Myriad Genetics Inc.           COM         62855J104    36,619    1,485,545   SH         SOLE                  1,485,545
Neopharm Inc.                  COM         640919106     4,034      831,721   SH         SOLE                    831,721
Neose Technologies Inc.        COM         640522108       998      504,150   SH         SOLE                    504,150
Neurogen Corp.                 COM         64124E106    35,897    5,325,999   SH         SOLE                  5,325,999
Nuvelo Inc.                    COM         67072M301    24,691    1,353,687   SH         SOLE                  1,353,687
Pharmacyclics Inc.             COM         716933106     1,009      207,518   SH         SOLE                    207,518
Pozen Inc.                     COM         73941U102     4,293      333,837   SH         SOLE                    333,837
Renovis Inc.                   COM         759885106     4,624      336,037   SH         SOLE                    336,037
Replidyne Inc.                 COM         76028W107     2,353      250,000   SH         SOLE                    250,000
Seattle Genetics Inc.          COM         812578102    28,599    5,884,589   SH         SOLE                  5,884,589
Spectrum Pharmaceuticals Inc.  COM         84763A108     3,107      592,901   SH         SOLE                    592,901
Sunesis Pharmaceuticals Inc.   COM         867328502     5,704    1,127,214   SH         SOLE                  1,127,214
Tapestry Pharmaceuticals Inc.  COM         876031204     4,160    2,000,000   SH         SOLE                  2,000,000
Telik Inc.                     COM         87959M109       246       13,800   SH         SOLE                     13,800
Theravance Inc.                COM         88338T104    11,110      410,869   SH         SOLE                    410,869
Threshold Pharma               COM         885807107     2,480      965,034   SH         SOLE                    965,034
Trimeris Inc.                  COM         896263100    31,701    3,602,369   SH         SOLE                  3,602,369
Vertex Pharmaceuticals Inc.    COM         92532F100    71,177    2,115,206   SH         SOLE                  2,115,206
Viropharma Inc.                COM         928241108    73,114    6,007,705   SH         SOLE                  6,007,705
Xenoport Inc.                  COM         98411C100     7,799      382,861   SH         SOLE                    382,861
Zymogenetics Inc.              COM         98985T109     7,920      469,444   SH         SOLE                    469,444
Alexion Pharmaceuticals
  Notes 1.375% 2/01/2012       CONV BONDS  015351AF6    32,444   25,800,000   PRN        SOLE                 25,800,000
Amylin Pharmaceuticals
  Notes 2.5% 4/15/11           CONV BONDS  032346AD0    13,376    9,000,000   PRN        SOLE                  9,000,000
Biomarin Pharmaceuticals
  Notes 2.5% 3/29/2013         CONV BONDS  09061GAC5    20,390   18,600,000   PRN        SOLE                 18,600,000
Decode Genetics
  Notes 3.5% 4/15/2011         CONV BONDS  243586AB0     2,306    3,000,000   PRN        SOLE                  3,000,000
Incyte Genomics
  Notes 3.5% 2/15/2011         CONV BONDS  45337CAE2    14,416   19,000,000   PRN        SOLE                 19,000,000
Intermune Inc
  Notes .25% 3/01/2011         CONV BONDS  45884XAC7     7,852    8,500,000   PRN        SOLE                  8,500,000
Medarex Inc
  Notes 2.25% 5/15/2011        CONV BONDS  583916AG6    14,040   13,500,000   PRN        SOLE                 13,500,000